Significant Accounting Policies - Summary of Detailed Information About Effects on Financial Statements Due to Adoption of IFRS 15 (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016
Disclosure of voluntary change in accounting policy [line items]
Revenue	€ 1,030,080	€ 1,129,186	€ 954,598
Cost of sales	(686,360)	(763,793)	(624,093)
Gross profit	343,720	365,393	330,505
Profit before tax	(252,652)	72,967	96,523
Income tax	21,184	18,955	17,731
(Loss)/profit for the year	(273,836)	54,012	78,792
Attributable to:
Equity holders of the parent	(275,645)	51,646	77,203
Non-controlling interests	1,809	2,366	1,589
(Loss)/profit for the year	(273,836)	54,012	78,792
CURRENT ASSETS
Accrued income	10,498	6,474
Contract assets	53,541	39,714
NON-CURRENT ASSETS
Contract assets	10,268	9,077
Deferred tax assets	23,063	24,562
Total assets	1,796,061	1,882,511
CURRENT LIABILITIES
Deferred income	5	7
Contract Liabilities	199,900	185,681
NON-CURRENT LIABILITIES
Deferred income		10
Contract liabilities	17,271	13,485
TOTAL LIABILITIES	1,568,047	1,891,526		€ 49,139
Equity
Reserves	(813,300)	(1,321,685)
Accumulated deficit	(483,211)	(207,566)
Deficit attributable to equity holders of the parent	224,305	(8,435)
TOTAL EQUITY/(DEFICIT)	228,014	(9,015)	€ (58,916)		€ 5,917
TOTAL LIABILITIES AND EQUITY	€ 1,796,061	1,882,511
IFRS 15 [Member]
Disclosure of voluntary change in accounting policy [line items]
Revenue		1,129,186
Cost of sales		(763,793)
Gross profit		365,393
Profit before tax		72,967
Income tax		(18,955)
(Loss)/profit for the year		54,012
Attributable to:
Equity holders of the parent		51,646
Non-controlling interests		2,366
(Loss)/profit for the year		54,012
CURRENT ASSETS
Accrued income		6,474
Contract assets		39,714
NON-CURRENT ASSETS
Contract assets		9,077
Deferred tax assets		24,562
Total assets		1,882,511
CURRENT LIABILITIES
Deferred income		7
Contract Liabilities		185,681
NON-CURRENT LIABILITIES
Deferred income		10
Contract liabilities		13,485
TOTAL LIABILITIES		1,891,526
Equity
Reserves		(1,321,685)
Accumulated deficit		(207,566)
Deficit attributable to equity holders of the parent		(8,435)
TOTAL EQUITY/(DEFICIT)		(9,015)
TOTAL LIABILITIES AND EQUITY		1,882,511
IAS 18 [Member]
Disclosure of voluntary change in accounting policy [line items]
Revenue		1,131,702
Cost of sales		(766,564)
Gross profit		365,138
Profit before tax		72,712
Income tax		(19,058)
(Loss)/profit for the year		53,654
Attributable to:
Equity holders of the parent		51,288
Non-controlling interests		2,366
(Loss)/profit for the year		53,654
CURRENT ASSETS
Accrued income		44,778
NON-CURRENT ASSETS
Accrued income		9,077
Deferred tax assets		24,703
Total assets		1,881,242
CURRENT LIABILITIES
Deferred income		185,686
NON-CURRENT LIABILITIES
Contract liabilities		13,495
TOTAL LIABILITIES		1,891,524
Equity
Reserves		(1,321,680)
Accumulated deficit		(208,838)
Deficit attributable to equity holders of the parent		(9,702)
TOTAL EQUITY/(DEFICIT)		(10,282)
TOTAL LIABILITIES AND EQUITY		€ 1,881,242